Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 128,258	$ 127,657
Investment securitites	94,608	90,722
Available for sale securities at cost		100
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	16,776	17,977
Investment securitites	4,713	13,352
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securitites	$ 1,348	$ 727